Income Taxes - Deductible Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	$ 347,629	$ 399,066
Tax loss (revenue in nature)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	165,180	171,077
Net tax loss (capital in nature)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	15,423	18,759
Resource pools and other tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	18,609	20,116
Financing fees
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	1,464	1,803
Mineral properties, plant, and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	20,441	34,268
Closure and decommissioning costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	42,484	34,809
Exploration and other expenses not currently deductible
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	54,672	62,503
Intercompany debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	8,061	34,769
Doubtful debt and inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	16,602	13,997
Deferred income and estimated sales
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	0	924
Deductible Mexican mining taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	77	335
Payroll and vacation accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	2,015	3,174
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	$ 2,601	$ 2,532